Michael Berenson

+1.202.373.6036

michael.berenson@morganlewis.com

October 28, 2016

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Mutual Variable Annuity Account III

          The Penn Mutual Life Insurance Company

          Post-Effective Amendment No. 5 to the Registration Statement on Form N-4

          (File Nos. 333-177543; 811-03457)

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (“Penn Mutual”), and its separate account, Penn Mutual Variable Annuity Account III (the “Registrant”), enclosed for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 5 to the Registrant’s registration statement on Form N-4. The purpose of Post-Effective Amendment No. 5 is to create a new version of the Smart Foundation variable annuity which is designed to meet the Department of Labor’s new rules. The new version will be offered in a stand-alone prospectus.

If you have questions or comments, please do not hesitate to contact me at 202.373.6036.

Sincerely,

/s/ Michael Berenson

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001